Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement of cash flows [abstract]
Acquisition of building, vehicle and equipment by lease	$ 161	$ 141